Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Description of interest rate	Advances under the $40 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. LIBOR rate plus applicable margin, or applicable margin for Banker’s Acceptances, or in combination, and under the US$15 million facility at the bank’s prime lending rate.
40.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity	$ 40,000		$ 40,000
Line of credit outstanding	0		0
Letters of credit outstanding	7,000		7,000
15.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		$ 15,000		$ 15,000
Line of credit outstanding	0		0
30.0 Million Operating Facilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		$ 30		30
Line of credit outstanding	0		$ 0
Letters of credit outstanding	$ 3			$ 2